Securities at fair value through other comprehensive income and securities at amortized cost - Income or loss on equity securities at fair value through other comprehensive income (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income or loss on equity securities at fair value through other comprehensive income [Line Items]
Fair value at the date of disposal	₩ 156,691	₩ 109,833
Cumulative net gain at the time of disposal	4,478	9,434
Stocks [Member]
Income or loss on equity securities at fair value through other comprehensive income [Line Items]
Fair value at the date of disposal	155,004	106,810
Cumulative net gain at the time of disposal	4,467	9,429
Contingent Convertible Bonds [Member]
Income or loss on equity securities at fair value through other comprehensive income [Line Items]
Fair value at the date of disposal	1,687	3,023
Cumulative net gain at the time of disposal	₩ 11	₩ 5